Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 85,112	$ 60,034
Deposits at call	390	413
Cash and cash equivalents	$ 85,502	$ 60,447	$ 115,956	$ 136,881